SHAREHOLDERS' EQUITY (Schedule of assumptions used for fair value of options) (Details) - 2019 Plan [Member] - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	0 years
Risk-free interest rates	0.00%	4.50%
Volatility	0.00%
Dividend yield	0.00%	0.00%
Exercise price	$ 0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years
Volatility		117.00%
Exercise price		$ 0.05
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 9 months 21 days
Volatility		120.00%
Exercise price		$ 15.75